Restatement of Financial Statements (Details) - Schedule of restated in the Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2023	Dec. 31, 2022
As originally filed [Member]
Current
Cash	$ 1,179,694
Trade and other receivables (Note 3)	1,111,123
Prepaid expenses	665,446
Inventory (Note 4)	3,564,040
Advance to suppliers	675,561
Current total	7,195,864
Long term receivable	146,196
Right of use assets	811,966
Equipment	199,743
Intangible assets	7,481,391
Total assets	15,835,160
Current
Accounts payable and accrued liabilities	2,111,174
Deferred revenue
Lease obligations	294,359
Warrant liability (Note 6)	628,765
Current liabilities	3,034,298
Lease obligation	543,944
Total liabilities	3,578,242
Shareholders' equity
Share capital (Note 7)	79,626,690	$ 73,312,866
Reserves (Note 7)	17,933,273
Accumulated other comprehensive loss	98,870
Deficit	(85,401,915)	(77,818,663)
Total Shareholders' equity	12,256,918
Total liabilities and shareholders' equity	15,835,160
Adjustment [Member]
Current
Cash
Trade and other receivables (Note 3)
Prepaid expenses
Inventory (Note 4)
Advance to suppliers
Current total
Long term receivable
Right of use assets
Equipment
Intangible assets
Total assets
Current
Accounts payable and accrued liabilities
Deferred revenue
Lease obligations
Warrant liability (Note 6)
Current liabilities
Lease obligation
Total liabilities
Shareholders' equity
Share capital (Note 7)	(2,705,253)
Reserves (Note 7)
Accumulated other comprehensive loss
Deficit	2,705,253
Total Shareholders' equity
Total liabilities and shareholders' equity
As Restated [Member]
Current
Cash	1,179,694
Trade and other receivables (Note 3)	1,111,123
Prepaid expenses	665,446
Inventory (Note 4)	3,564,040
Advance to suppliers	675,561
Current total	7,195,864
Long term receivable	146,196
Right of use assets	811,966
Equipment	199,743
Intangible assets	7,481,391
Total assets	15,835,160
Current
Accounts payable and accrued liabilities	2,111,174
Deferred revenue
Lease obligations	294,359
Warrant liability (Note 6)	628,765
Current liabilities	3,034,298
Lease obligation	543,944
Total liabilities	3,578,242
Shareholders' equity
Share capital (Note 7)	76,921,437	73,312,866
Reserves (Note 7)	17,933,273
Accumulated other comprehensive loss	98,870
Deficit	(82,696,662)	$ (77,818,663)
Total Shareholders' equity	12,256,918
Total liabilities and shareholders' equity	$ 15,835,160